OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2024
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
11. OTHER INFORMATION BY NATURE

Personnel costs in 2024, 2023 and 2022 amounted to €626,287 thousand, €575,215 thousand and €527,316 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2024, 2023 and 2022 the Group had an average number of employees of is 5,327, 4,960 and 4,691, respectively.

Depreciation of property, plant and equipment amounted to €299,638 thousand, €290,204 thousand and €259,849 thousand for the years ended December 31, 2024, 2023 and 2022, respectively
Amortization of intangible assets amounted to €367,139 thousand, €372,101 thousand and €286,376 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.